Operating expenses - Depreciation, Amortisation, Provision Expense (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (25)	€ (117)
Amortization expense of tangible assets	(776)	(789)
Provision for charges	(390)
Reversal of provision for disputes		164
Total depreciation, amortization and provision expenses	(1,191)	(742)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(23)	(73)
Amortization expense of tangible assets	(602)	(623)
Provision for charges	(390)
Reversal of provision for disputes		112
Total depreciation, amortization and provision expenses	(1,015)	(583)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(2)	(44)
Amortization expense of tangible assets	(174)	(167)
Provision for charges	0
Reversal of provision for disputes		52
Total depreciation, amortization and provision expenses	€ (176)	€ (159)